Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 46,220	$ 53,591
Restricted cash	8,726	84,260
Accounts receivable, net	68,738	62,839
Inventories	11,789	11,663
Prepaid expenses and other current assets	18,195	17,094
Total current assets	153,668	229,447
Vessels, port terminals and other fixed assets, net	928,423	950,002
Investments in affiliate companies	148,384	125,744
Other long-term assets	77,103	76,842
Finance lease assets	19,254	0
Operating lease assets	150,963	173,426
Intangible assets other than goodwill	90,201	92,981
Goodwill	160,336	160,336
Total non-current assets	1,574,664	1,579,331
Total assets	1,728,332	1,808,778
Current liabilities
Accounts payable	31,743	36,622
Accrued expenses and other liabilities	47,582	64,459
Deferred income and cash received in advance	8,276	8,141
Operating lease liabilities, current portion	51,946	54,747
Due to affiliate companies	45,095	21,028
Current portion of loans payable to affiliate companies	0	877
Current portion of long-term debt, net	75,804	37,916
Finance lease liability, current portion	1,900	0
Current portion of promissory note	15,000	5,000
Current portion of senior and ship mortgage notes, net	89,858	268,658
Total current liabilities	367,204	497,448
Senior and ship mortgage notes, net of current portion	494,592	833,273
Long-term debt, net of current portion	303,570	134,003
Finance lease liability, net of current portion	15,385	0
Loans payable to affiliate companies, net of current portion	260,428	111,757
Convertible debenture payable to affiliate companies	47,637	0
Long-term portion of promissory note	0	10,000
Other long-term liabilities and deferred income	867	927
Operating lease liabilities, net of current portion	119,615	144,239
Deferred tax liability	10,150	10,487
Total non-current liabilities	1,252,244	1,244,686
Total liabilities	1,619,448	1,742,134
Commitments and contingencies	0	0
Stockholders’ equity
Preferred Stock — $0.0001 par value, authorized 1,000,000 shares, 24,032 and 23,032 issued and outstanding as of June 30, 2022 and December 31, 2021, respectively.	0	0
Common stock — $0.0001 par value, authorized 250,000,000 shares, 25,238,591 and 25,198,620 issued and outstanding as of June 30, 2022 and December 31, 2021, respectively.	2	2
Additional paid-in capital	679,391	679,301
Accumulated deficit	(627,946)	(667,906)
Total Navios Holdings stockholders’ equity	51,447	11,397
Noncontrolling interest	57,437	55,247
Total stockholders’ equity	108,884	66,644
Total liabilities and stockholders’ equity	$ 1,728,332	$ 1,808,778